Unaudited Interim Condensed Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	USD ($)	MXN ($)	Capital stock [member] MXN ($)	Additional paid-in capital [member] MXN ($)	Retained earnings [member] MXN ($)	Other equity instruments [member] MXN ($)	Valuation of the Effective Portion of Derivative Financial Instruments [member] MXN ($)	Exchange Differences on Translation of Operations and Associates [member] MXN ($)	Remeasurements of the Net Defined Benefit Liability [member] MXN ($)	Equity attributable to equity holders of the parent [member] MXN ($)	Non-Controlling interest [member] MXN ($)
Beginning Balance (After adoption [member]) at Dec. 31, 2017		$ 143,309	$ 2,060	$ 45,560	$ 64,397	$ (485)	$ 247	$ 13,968	$ (567)	$ 125,180	$ 18,129
Statement [LineItems]
Consolidated net income		8,894			8,201					8,201	693
Other comprehensive income (loss), net of tax		(14,046)					(410)	(10,878)	135	(11,153)	(2,893)
Total comprehensive income (loss)		(5,152)			8,201		(410)	(10,878)	135	(2,952)	(2,200)
Dividends declared		(7,038)			(7,038)					(7,038)
Ending Balance at Sep. 30, 2018		131,119	2,060	45,560	65,560	(485)	(163)	3,090	(432)	115,190	15,929
Beginning Balance at Dec. 31, 2018		131,750	2,060	45,560	71,270	(1,524)	(149)	8,071	(344)	124,944	6,806
Statement [LineItems]
Consolidated net income	$ 530	10,462			10,095					10,095	367
Other comprehensive income (loss), net of tax	(257)	(5,074)					(472)	(4,040)	(48)	(4,560)	(514)
Total comprehensive income (loss)	273	5,388			10,095		(472)	(4,040)	(48)	5,535	(147)
Dividends declared		(7,437)			(7,437)					(7,437)
Ending Balance at Sep. 30, 2019	$ 6,570	$ 129,701	$ 2,060	$ 45,560	$ 73,928	$ (1,524)	$ (621)	$ 4,031	$ (392)	$ 123,042	$ 6,659